Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

In accordance with IAS 24 – Related Party Disclosures, key management personnel, including companies controlled by them, are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the compensation committee of the Board. The remuneration of directors and other members of key management personnel during the years ended June 30, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
	$	$	$
Directors’ and officers’ consulting fees	687,585	200,858	100,500
Exploration and evaluation expenditures	220,765	48,000	57,243
	908,350	248,858	157,743

Directors’ and officers’ consulting fees

During the year ended June 30, 2022, $585,615 of fees included in directors’ and officers’ consulting fees had been paid to companies controlled by the Chief Executive Officer, the Chief Operating Officer, and the former and new Chief Financial Officers of Snow Lake.

Exploration and evaluation expenditures

During the year ended June 30, 2022, fees of $220,765 (2021 – $48,000) for services rendered by the Company’s VP of Resources Development, and the VP of Exploration, had been capitalized as E&E assets on the consolidated statements of financial position.

Share-based compensation

During the year ended June 30, 2022, the Company had granted certain RSUs and options to various directors and officers. Total stock-based compensation of $8,035,506 (2021 – nil) was recorded in connection with the vesting of these securities.

Related party balances

All related party balances payable, for services and business expense reimbursements rendered as at June 30, 2022, 2021 and 2020, are non-interest bearing and payable on demand, and are comprised of the following:

	2022	2021	2020
	$	$	$
Payable to officers and directors	110,274	236,402	205,648
(Receivable) payable to Nova Minerals Ltd.	(10,287)	43,240	12,300
	99,987	279,642	217,948